Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	48,434,419
Maximum Aggregate Offering Price	$ 2,309,387,078.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 318,926.36
Offering Note

(1)
This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.01 per share, of the registrant (“Terex common stock”) estimated to be issuable by the registrant pursuant to the first merger described in this registration statement and the Agreement and Plan of Merger, dated as of October 29, 2025 (the “Merger Agreement”), by and among the registrant, REV Group, Inc. (“REV”), Tag Merger Sub 1 Inc. and Tag Merger Sub 2 LLC.

(2)
Represents the maximum number of shares of Terex common stock estimated to be issuable at the first effective time in connection with the consummation of the first merger. The number of shares of Terex common stock being registered is based on (a) an estimated maximum of 49,377,530 shares of REV common stock, par value $0.001 per share (“REV common stock”), to be cancelled and exchanged for merger consideration in the first merger pursuant to the terms and conditions of the Merger Agreement (comprising 48,806,145 shares of REV common stock, par value $0.001 per share (“REV common stock”), inclusive of 300,898 shares of REV common stock that were subject to restricted share awards of REV, outstanding as of December 3, 2025, plus 571,385 shares of REV common stock subject to restricted share awards and restricted stock unit awards of REV as of December 3, 2025 estimated to vest prior to or as of the consummation of the first merger), multiplied by (b) the exchange ratio of 0.9809 of a share of Terex common stock for each share of REV common stock entitled, pursuant to the terms and conditions of the Merger Agreement, to receive Terex common stock as merger consideration in the first merger.

(3)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, based on (i) the market value of the estimated maximum number of shares of REV common stock that may be cancelled and exchanged in the first merger (as set forth in the preceding footnote), as established by the average of the high and low sales prices of REV common stock on the New York Stock Exchange on December 3, 2025 (which is within five business days prior to the filing of this Registration Statement on Form S-4) of $55.48, minus (ii) $430,078,286.30 which is the aggregate amount of cash estimated to be paid by the registrant to REV stockholders in the first merger. The aggregate amount of cash set forth in clause (ii) of the prior sentence is equal to the product obtained by multiplying (A) $8.71 by (B) the estimated maximum number of shares of REV common stock that may be canceled and exchanged for Terex common stock as merger consideration in the first merger (as set forth in the preceding footnote).